SHAREHOLDERS' EQUITY - Share Repurchase Program (Details) ¥ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
SHAREHOLDERS' EQUITY
Repurchase value of stock | ¥					¥ 1,632,987		¥ 184,698		¥ 918,894
Share repurchase program
SHAREHOLDERS' EQUITY
Repurchase value of stock					¥ 1,633,000	$ 228.8	¥ 184,700	$ 26.0	¥ 918,900	$ 131.2
Share repurchase program | Common Class A
SHAREHOLDERS' EQUITY
Repurchase of ordinary shares (in shares) | shares					32,473,978	32,473,978	3,530,912	3,530,912	17,645,098	17,645,098
Share repurchase program 2022
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount				$ 150.0
Stock repurchase program, period in force				12 months
Share repurchase program 2023
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount			$ 150.0
Stock repurchase program, period in force			12 months
Share repurchase program authorized in March 2024
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount		$ 200.0
Stock repurchase program, period in force		12 months
Share repurchase program authorized in August 2024
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount	$ 150.0
Stock repurchase program, period in force	12 months